Available for Sale Debt Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Summary of Available for Sale Debt Securities

A summary of our available for sale debt securities recorded at fair value is shown below as of June 30, 2020 and December 31, 2019:

	Cost	Unrealized gains	Fair Value (1)
As of June 30, 2020		(in thousands)
Biohaven preferred shares	$125,121	$65,833	$190,954

Total available for sale debt securities	$125,121	$65,833	$190,954

As of December 31, 2019
Biohaven preferred shares	$125,121	$6,159	$131,280

Total available for sale debt securities	$125,121	$6,159	$131,280

(1)

As of June 30, 2020, $28.5 million and $162.5 million are recorded as the current and non-current asset portion of Available for sale debt securities, respectively, in the condensed consolidated balance sheet. The entire balance of the Biohaven Preferred Shares was recorded as a non-current asset as of December 31, 2019.

A summary of our available for sale debt securities recorded at fair value is shown below as of December 31, 2019:

	Cost	Unrealized gains	Fair Value
		(in thousands)
Biohaven preferred shares	$125,121	$6,159	$131,280

Total available for sale debt securities	$125,121	$6,159	$131,280